Income Taxes Narrative (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 state	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax (benefit) expense for discontinued operations	$ (341)	$ (271)	$ 5,000
Other Tax Expense (Benefit)	3,979
Undistributed Earnings of Foreign Subsidiaries	23,485
Hypothetical Tax Liability From Repatriated Foreign Earnings	$ 1,076
Federal statutory income tax rate	35.00%
Number of states subject to examination in years prior to 2010	3